Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

NOTE 15 - LEASES

The Company's Bank affiliates leased certain land used for banking purposes under long-term leases, expiring at various dates. These leases contain renewal options and generally provide that the Company will pay for insurance, taxes, and maintenance.

As of December 31, 2011, the future minimum rental payments required under noncancelable operating leases with initial terms in excess of one year are as follows:

December 31, 2012	$152,306
December 31, 2013	115,033
December 31, 2014	90,000
December 31, 2015	90,000
December 31, 2016	82,500
Thereafter	-

Rental expense under operating leases approximated $226,069 in 2011; $250,339 in 2010; and $191,497 in 2009.